Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005434 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005434 | Murphy USA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005434 | Encompass Health
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005434 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Coca-Cola Consolidated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005434 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005434 | Globus Medical
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005434 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000005434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005434 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005434 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170855 | Murphy USA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170855 | Encompass Health
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170855 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Coca-Cola Consolidated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170855 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170855 | Globus Medical
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170855 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000170855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000170855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000170855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000170855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170855 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169956 | Murphy USA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169956 | Encompass Health
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Rambus
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169956 | Ensign Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Coca-Cola Consolidated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Descartes Systems Group
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169956 | Wingstop
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169956 | Globus Medical
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169956 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000169956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000169956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000169956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000169956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169956 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%